Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	ING PARTNERS INC
Central Index Key	0001039001
Amendment Flag	false
Document Creation Date	Aug 7, 2012
Document Effective Date	Aug 7, 2012
Prospectus Date	Apr 30, 2012

ING PARTNERS, INC.

ING Templeton Foreign Equity Portfolio

(the “Portfolio”)

Supplement dated August 7, 2012

to the Portfolio’s Adviser Class and Service Class (“Class ADV and Class S”) Prospectus,

Institutional Class (“Class I”) Prospectus, and Service 2 Class (“Class S2”) Prospectus

each dated April 30, 2012

(each a “Prospectus” and collectively “Prospectuses”)

On January 12, 2012, in conjunction with the merger of ING Artio Foreign Portfolio into the Portfolio, the Portfolio’s Board of Directors approved a change with respect to the fee and expense structure for the Portfolio.

1.	Effective on or about July 21, 2012, the Portfolio’s Prospectuses are revised as follows:

a.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV and Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		ADV	S
Management Fees	%	0.78	0.78
Distribution and/or Shareholder Service (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	0.06	0.06
Total Annual Portfolio Operating Expenses	%	1.44	1.19
Waivers and Reimbursements [2]	%	(0.02)	(0.02)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.42	1.17

1	Expense ratios have been adjusted to reflect current contractual rates.
2

The adviser is contractually obligated to limit expenses to 1.48% and 1.23% for Class ADV and Class S shares, respectively, through May 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.42% and 1.17% for Class ADV and Class S shares, respectively, through May 1, 2014. There is no guarantee that this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Examples” of the Portfolio’s Class ADV/S Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$145	454	785	1,722
S	$119	376	652	1,441
c.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.78%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.94%
Waivers and Reimbursements [2]	(0.02)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

The adviser is contractually obligated to limit expenses to 0.98% for Class I shares through May 1, 2014. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 0.92% for Class I shares through May 1, 2014. There is no guarantee that this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

d.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$94	298	518	1,153

e.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.78%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.44%
Waivers and Reimbursements [2]	(0.12)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.32%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

The adviser is contractually obligated to limit expenses to 1.38% for Class S2 shares through May 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.32% for Class S2 shares through May 1, 2014. There is no guarantee that this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

f.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class S2 Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$134	444	775	1,714

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING PARTNERS INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	ingip1_SupplementTextBlock

ING PARTNERS, INC.

ING Templeton Foreign Equity Portfolio

(the “Portfolio”)

Supplement dated August 7, 2012

to the Portfolio’s Adviser Class and Service Class (“Class ADV and Class S”) Prospectus,

Institutional Class (“Class I”) Prospectus, and Service 2 Class (“Class S2”) Prospectus

each dated April 30, 2012

(each a “Prospectus” and collectively “Prospectuses”)

On January 12, 2012, in conjunction with the merger of ING Artio Foreign Portfolio into the Portfolio, the Portfolio’s Board of Directors approved a change with respect to the fee and expense structure for the Portfolio.

1.	Effective on or about July 21, 2012, the Portfolio’s Prospectuses are revised as follows:

a.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV and Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		ADV	S
Management Fees	%	0.78	0.78
Distribution and/or Shareholder Service (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	0.06	0.06
Total Annual Portfolio Operating Expenses	%	1.44	1.19
Waivers and Reimbursements [2]	%	(0.02)	(0.02)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.42	1.17

1	Expense ratios have been adjusted to reflect current contractual rates.
2

The adviser is contractually obligated to limit expenses to 1.48% and 1.23% for Class ADV and Class S shares, respectively, through May 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.42% and 1.17% for Class ADV and Class S shares, respectively, through May 1, 2014. There is no guarantee that this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Examples” of the Portfolio’s Class ADV/S Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$145	454	785	1,722
S	$119	376	652	1,441
c.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.78%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.94%
Waivers and Reimbursements [2]	(0.02)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

The adviser is contractually obligated to limit expenses to 0.98% for Class I shares through May 1, 2014. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 0.92% for Class I shares through May 1, 2014. There is no guarantee that this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

d.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$94	298	518	1,153

e.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.78%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.44%
Waivers and Reimbursements [2]	(0.12)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.32%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

The adviser is contractually obligated to limit expenses to 1.38% for Class S2 shares through May 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.32% for Class S2 shares through May 1, 2014. There is no guarantee that this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

f.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class S2 Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$134	444	775	1,714

Class ADV and S Shares | ING Templeton Foreign Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingip1_SupplementTextBlock

ING PARTNERS, INC.

ING Templeton Foreign Equity Portfolio

(the “Portfolio”)

Supplement dated August 7, 2012

to the Portfolio’s Adviser Class and Service Class (“Class ADV and Class S”) Prospectus,

Institutional Class (“Class I”) Prospectus, and Service 2 Class (“Class S2”) Prospectus

each dated April 30, 2012

(each a “Prospectus” and collectively “Prospectuses”)

1.	Effective on or about July 21, 2012, the Portfolio’s Prospectuses are revised as follows:

a.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV and Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		ADV	S
Management Fees	%	0.78	0.78
Distribution and/or Shareholder Service (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	0.06	0.06
Total Annual Portfolio Operating Expenses	%	1.44	1.19
Waivers and Reimbursements [2]	%	(0.02)	(0.02)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.42	1.17

1	Expense ratios have been adjusted to reflect current contractual rates.
2

The adviser is contractually obligated to limit expenses to 1.48% and 1.23% for Class ADV and Class S shares, respectively, through May 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.42% and 1.17% for Class ADV and Class S shares, respectively, through May 1, 2014. There is no guarantee that this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Examples” of the Portfolio’s Class ADV/S Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$145	454	785	1,722
S	$119	376	652	1,441

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Class ADV and S Shares | ING Templeton Foreign Equity Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.42%	[1]
1 Yr	rr_ExpenseExampleYear01	145
3 Yrs	rr_ExpenseExampleYear03	454
5 Yrs	rr_ExpenseExampleYear05	785
10 Yrs	rr_ExpenseExampleYear10	1,722
Class ADV and S Shares | ING Templeton Foreign Equity Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.17%	[1]
1 Yr	rr_ExpenseExampleYear01	119
3 Yrs	rr_ExpenseExampleYear03	376
5 Yrs	rr_ExpenseExampleYear05	652
10 Yrs	rr_ExpenseExampleYear10	1,441
Class I Shares | ING Templeton Foreign Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingip1_SupplementTextBlock

ING PARTNERS, INC.

ING Templeton Foreign Equity Portfolio

(the “Portfolio”)

Supplement dated August 7, 2012

to the Portfolio’s Adviser Class and Service Class (“Class ADV and Class S”) Prospectus,

Institutional Class (“Class I”) Prospectus, and Service 2 Class (“Class S2”) Prospectus

each dated April 30, 2012

(each a “Prospectus” and collectively “Prospectuses”)

c.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.78%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.94%
Waivers and Reimbursements [2]	(0.02)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

The adviser is contractually obligated to limit expenses to 0.98% for Class I shares through May 1, 2014. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 0.92% for Class I shares through May 1, 2014. There is no guarantee that this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

d.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$94	298	518	1,153

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Class I Shares | ING Templeton Foreign Equity Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.92%	[1]
1 Yr	rr_ExpenseExampleYear01	94
3 Yrs	rr_ExpenseExampleYear03	298
5 Yrs	rr_ExpenseExampleYear05	518
10 Yrs	rr_ExpenseExampleYear10	1,153
Class S2 Shares | ING Templeton Foreign Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingip1_SupplementTextBlock

ING PARTNERS, INC.

ING Templeton Foreign Equity Portfolio

(the “Portfolio”)

Supplement dated August 7, 2012

to the Portfolio’s Adviser Class and Service Class (“Class ADV and Class S”) Prospectus,

Institutional Class (“Class I”) Prospectus, and Service 2 Class (“Class S2”) Prospectus

each dated April 30, 2012

(each a “Prospectus” and collectively “Prospectuses”)

e.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.78%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.44%
Waivers and Reimbursements [2]	(0.12)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.32%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

The adviser is contractually obligated to limit expenses to 1.38% for Class S2 shares through May 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.32% for Class S2 shares through May 1, 2014. There is no guarantee that this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

f.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class S2 Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$134	444	775	1,714

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Class S2 Shares | ING Templeton Foreign Equity Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.32%	[1]
1 Yr	rr_ExpenseExampleYear01	134
3 Yrs	rr_ExpenseExampleYear03	444
5 Yrs	rr_ExpenseExampleYear05	775
10 Yrs	rr_ExpenseExampleYear10	1,714

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.48% and 1.23% for Class ADV and Class S shares, respectively, through May 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.42% and 1.17% for Class ADV and Class S shares, respectively, through May 1, 2014. There is no guarantee that this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.98% for Class I shares through May 1, 2014. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 0.92% for Class I shares through May 1, 2014. There is no guarantee that this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.38% for Class S2 shares through May 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.32% for Class S2 shares through May 1, 2014. There is no guarantee that this obligation will continue after May 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING PARTNERS INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 7, 2012